Significant Transactions (Narrative) (Details) shares in Millions, $ in Millions, $ in Millions						3 Months Ended				12 Months Ended
	Jun. 26, 2023 shares	May 05, 2023 CAD ($)	May 05, 2023 USD ($)	Apr. 30, 2023 CAD ($)	Apr. 30, 2023 USD ($)	Jul. 31, 2024 CAD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2023 CAD ($)	Jul. 31, 2023 USD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($)	Mar. 01, 2023 CAD ($)	Mar. 01, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Interest income										$ 93,389	$ 80,674
Material Reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Interest income										(242)	(127)
Cowen Inc [member]
Disclosure of detailed information about business combination [line items]
Cash consideration paid												$ 1,500	$ 1,100
Percentage of common shares acquired												100.00%	100.00%
Share-based compensation amounts												$ 205	$ 151
Assets												10,793	7,928
Liabilities												10,005	7,351
Other intangibles assets												298	219
Goodwill												872	641
Assets classified as held for sale										775	1,958
Liabilities classified as held for sale										$ 337	1,291
Cowen Inc [member] | Series A Preferred Stock [Member]
Disclosure of detailed information about business combination [line items]
Settlement of stocks												$ 253	$ 186
First Horizon Corporation [Member]
Disclosure of detailed information about business combination [line items]
Cash payment		$ 306	$ 225
Bank recognized a valuation adjustment on investment				$ 199	$ 147
OCI loss recognized on conversion of preferred shares to common shares								$ (166)	$ (126)
Non-interest income related to mark-to-market on the swaps											(1,386)
Net interest income related to the basis adjustment amortization											262
Non-interest income related to the net interest earned on the swaps											$ 585
Gains on sale of common stock						$ 115	$ 75
First Horizon Corporation [Member] | Preference shares [member]
Disclosure of detailed information about business combination [line items]
Investment in non-voting preferred stock			$ 494
First Horizon Corporation [Member] | Ordinary shares [member]
Disclosure of detailed information about business combination [line items]
Conversion of stock shares issued | shares	19.7